Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
Jun. 30, 2022
Youyou
Issuance of shares for acquisition of equity percentage	60.00%
Lianbao
Issuance of shares for acquisition of equity percentage	40.00%